FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 1,109	$ 906
Risk-adjusted discount factor		7.00%
Transfers into level 3	$ 1
Percentage of AFS fixed maturities transferred into Level 3 to total equity	0.20%
Level 1
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 9	$ 9
Percentage of assets measured at fair value on recurring basis		61.30%	66.60%
Level 2
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 1,069	$ 858
Percentage of assets measured at fair value on recurring basis		37.70%	32.00%
Level 3
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 31	$ 39
Percentage of assets measured at fair value on recurring basis		1.00%	1.40%
Mortgage, asset-backed securities and CBMS measured at fair value		$ 24	$ 31
Public Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 888	$ 701
Percentage of available-for-sale, fixed maturity measured at fair value		29.40%	25.00%
Private Fixed Maturities
Fair Value Financial Instruments [Line Items]
Fixed marutity securities, available-for-sale		$ 221	$ 205
Percentage of available-for-sale, fixed maturity measured at fair value		7.30%	7.30%